UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07678

American Municipal Income Portfolio Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 8/31/07

Date of reporting period: 5/31/07

Item 1 - Schedule of Investments

Schedule of  INVESTMENTS MAY 31, 2007(unaudited)

American Municipal Income Portfolio

Description of Security	Principal Amount/ Shares	Market Value (a)
(Percentages of each investment category relate to net assets applicable to outstanding common shares)

Municipal Long-Term Securities – 147.6%

Alabama – 0.8%
Camden Industrial Development Board, Weyerhaeuser (AMT), 6.38%, 12/1/24	$650,000	$ 709,806

Arizona – 6.3%
Douglas Community Housing Revenue, Rancho La Perilla, 6.13%, 7/20/41	985,000	1,019,987
Gilbert Industrial Development Authority, S.W. Student Services (Prerefunded 2/1/09 @ 102), 5.85%, 2/1/19 (b)	1,300,000	1,365,689
Pima County United School District (FGIC), 8.38%, 7/1/13	2,450,000	3,034,055
		5,419,731

California – 15.3%
California Statewide Communities Development Authority Revenue, L.A. Jewish Home (CMI), 5.25%, 11/15/23	2,000,000	2,090,020
Golden State Tobacco Settlement (Prerefunded 6/1/13 @ 100), 5.50%, 6/1/33 (b)	1,000,000	1,085,980
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,039,790
Pollution Control Financing Authority, Solid Waste Revenue, Waste Management Incorporated Project, Series B, (AMT), 5.00%, 7/1/27	500,000	502,340
State General Obligation,
5.00%, 2/1/21	1,500,000	1,562,175
4.50%, 3/1/30	4,870,000	4,727,845
State Public Works, Department of Mental Health - Coalinga, 5.50%, 6/1/19	2,000,000	2,179,820
Ventura County California Area Housing Authority, Multifamily Revenue (AMBAC) (AMT), 5.00%, 12/1/22	100,000	101,055
		13,289,025

Colorado – 13.5%
Educational and Cultural Facilities Authority, The Classical Academy (Prerefunded 12/1/11 @ 100), 7.25%, 12/1/30 (b)	2,000,000	2,269,680
Health Facilities Authority, Volunteers of America Care,
5.00%, 7/1/15	280,000	278,060
5.25%, 7/1/27	1,000,000	998,720
Northwest Parkway Public Highway Authority, Zero Coupon Bond (AMBAC), 4.53%, 6/15/29 (c)	5,000,000	1,395,900
State Health Facilities Authority, Covenant Retirement Community, 6.13%, 12/1/33	1,000,000	1,081,910
State Health Facilities Authority, Evangelical Lutheran,
5.90%, 10/1/27	650,000	692,490
5.00%, 6/1/29	1,000,000	1,012,290
State Housing and Financial Authority, Multifamily Housing Project – Class II (AMT), 5.70%, 10/1/42	2,745,000	2,819,527
State Housing and Financial Authority, Solid Waste Revenue, Waste Management Incorporated Project (AMT), 5.70%, 7/1/18	1,000,000	1,086,300
Water Reserve and Power Development Authority, Clean Water Revenue, 5.90%, 9/1/16	25,000	25,292
		11,660,169

Florida – 4.8%
Palm Beach County, Health Facilities, ACTS Retirement – Lifecomm, Inc., 4.50%, 11/15/36	2,120,000	1,963,608
Palm Beach County Facilities Authority, Abbey Delray South, 5.45%, 10/1/15	1,100,000	1,146,255
Palm Beach County, School COPs (FGIC), 5.00%, 8/1/18	1,000,000	1,068,490
		4,178,353
Georgia – 8.2%
Fulton County Development Authority, Maxon Atlantic Station, (AMT), 5.13%, 3/1/26	700,000	708,652
Municipal Electric Authority (FGIC) (Escrowed to maturity), 6.50%, 1/1/12 (d)	6,000,000	6,379,380
		7,088,032

Illinois – 4.0%
Finance Authority, Friendship Village Schaumburg, 5.38%, 2/15/25	500,000	508,310
Health Facility Authority, Lutheran General Hospital,
7.00%, 4/1/08	280,000	286,356
7.00%, 4/1/14	500,000	573,840
Health Facility Authority, Villa St. Benedict, 6.90%, 11/15/33	600,000	660,654
State Financial Authority, Clare at Water Tower Project, 6.00%, 5/15/25	650,000	674,583
State Financial Authority, Landing at Plymouth Place Project, 6.00%, 5/15/37	700,000	742,084
		3,445,827

Indiana – 5.0%
Health and Educational Facilities Authority, Clarian Health Partners, 5.00%, 2/15/39	1,300,000	1,309,945
Health Facility Authority, Columbus Hospital (FSA), 7.00%, 8/15/15	2,670,000	3,023,321
		4,333,266

Iowa – 7.0%
Finance Authority, Friendship Haven Project, Series A, 6.13%, 11/15/32	800,000	823,152
Hospital Facilities Authority (Prerefunded 2/15/10 @ 101) 6.75%, 2/15/15 (b)	1,000,000	1,081,710
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, 6.15%, 3/1/16	1,000,000	1,001,590
State Higher Education Loan Authority, Simpson College,
5.00%, 12/1/27	430,000	435,358
5.10%, 12/1/35	290,000	293,602
State Higher Education Loan Authority, Wartburg College, 5.05%, 10/1/24	1,555,000	1,591,434
State Higher Education Loan Authority, Wartburg College (ACA) (Prerefunded 10/1/12 @ 100), 5.50%, 10/1/33 (b)	750,000	804,255
		6,031,101

Louisiana – 1.1%
Rapides Financial Authority Revenue, Cleco Power LLC Project (AMBAC) (AMT), 4.70%, 11/01/36	1,000,000	990,670

Massachusetts – 2.8%
Boston Industrial Development Financing Authority, Crosstown Center Project (AMT), 6.50%, 9/1/35	495,000	511,696
State Development Financing Agency Revenue, Education Facility Academy Pacific Rim A (ACA), 5.13%, 6/1/31	1,825,000	1,903,165
		2,414,861

Michigan – 4.0%
Comstock Park Public Schools (FGIC) (MQSBLF), 7.88%, 5/1/11	3,145,000	3,484,220

Minnesota – 11.5%
Cuyuna Range Hospital District, Health Facility Authority Revenue
5.00%, 6/1/29	1,000,000	990,780
5.50%, 6/1/35	1,000,000	1,035,970
Glencoe Health Care Facilities, Glencoe Regional Health Services (Prerefunded 4/1/11 @ 101), 7.50%, 4/1/31 (b)	900,000	1,009,368
Maplewood Multifamily Revenue, Carefree Cottages II (AMT) (FNMA), 4.80%, 4/15/34	1,000,000	1,004,250
Marshall Health Care Facility, Weiner Medical Center, 6.00%, 11/1/28	500,000	542,245
Minneapolis Health Care System, Allina Health System, 6.00%, 11/15/23	565,000	607,844
Rochester Electric Utilities Revenue, 5.00%, 12/1/30	1,000,000	1,052,530
St. Paul Housing and Redevelopment Hospital Authority, Health East Project, 5.00%, 11/15/17	1,400,000	1,422,162
State Agriculture and Economic Board, Health Care System, 6.38%, 11/15/29	30,000	32,147
Stillwater Health Care Revenue, Health System Obligation Group, 5.00%, 6/1/35	1,550,000	1,566,290
Worthington Housing Authority, Meadows Worthington Project, 5.25%, 11/1/28	675,000	670,680
		9,934,266

Missouri – 3.4%
North Central Missouri Regional Water System Revenue, 5.00%, 1/1/37	1,000,000	987,780
St Louis Industrial Development Authority Facilities Solid Waste Disposal, Anheuser Busch Project (AMT), 4.88%, 3/1/32	2,000,000	1,967,360
		2,955,140

Montana – 1.8%
Forsyth Pollution Control, Northwestern Corporation (AMBAC), 4.65%, 8/1/23	1,500,000	1,532,505

Nevada – 0.6%
State Department of Business and Industry, Las Ventanas Retirement Project,
6.00%, 11/15/14	250,000	252,230
6.75%, 11/15/23	250,000	260,825
		513,055

New Hampshire – 0.7%
Health and Education Facility Authority, Speare Memorial Hospital, 5.88%, 7/1/34	600,000	628,842

New Mexico – 2.0%
Mortgage Finance Authority (FHA) (FMHA) (VA), 6.88%, 1/1/25	670,000	686,020
Mortgage Finance Authority (FNMA) (GNMA),
6.50%, 7/1/25	495,000	505,251
6.75%, 7/1/25	495,000	506,311
		1,697,582

New York – 1.2%
New York Water and Sewer System (Crossover refunded 6/15/10 @ 101), 6.00%, 6/15/33 (b)	620,000	664,504
New York Water and Sewer System (Prerefunded 6/15/10 @ 101), 6.00%, 6/15/33 (b)	380,000	405,468
		1,069,972

North Carolina – 1.6%
State Commission Medical Care Health Care Facilities, Pennybyrn at Maryfield, 6.00%, 10/1/23	1,300,000	1,367,704

North Dakota – 2.1%
Fargo Health Systems, Meritcare, 5.63%, 6/1/31	1,750,000	1,839,600

Ohio – 3.8%
Richland County Hospital Facilities, (Prerefunded 11/15/10 @ 101) Medcentral Health System,
6.13%, 11/15/16 (b)	670,000	724,056
6.38%, 11/15/30 (b)	665,000	723,985
Richland County Hospital Facilities, Medcentral Health System,
6.13%, 11/15/16	330,000	351,988
6.38%, 11/15/30	335,000	359,314
Toledo – Lucas County Port Authority, Crocker Park Public Improvement Project, 5.25%, 12/1/23	500,000	522,650
Toledo – Lucas County Port Authority, St. Mary Woods Project, Series A, 6.00%, 5/15/24	600,000	606,762
		3,288,755

Oklahoma – 1.2%
Norman Regional Hospital Authority, 5.38%, 9/1/29	1,000,000	1,042,090

Oregon – 3.0%
Gilliam County Waste Management (AMT), 5.25%, 7/1/29	500,000	513,785
State Department of Administrative Services (FSA), 5.00%, 9/1/11	2,000,000	2,091,660
		2,605,445

Pennsylvania – 2.4%
Chartiers Valley Industrial and Commercial Development Authority, Friendship Village South, 5.75%, 8/15/20	1,000,000	1,016,840
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, 6.25%, 2/1/35	1,000,000	1,055,260
		2,072,100

Puerto Rico – 6.9%
Puerto Rico Electric Power Authority (CIFG), 4.25%, 7/1/27	1,500,000	1,454,565
Puerto Rico Electric Power Authority (MBIA), 5.25%, 7/1/29	4,000,000	4,495,280
		5,949,845

South Carolina – 4.8%
Educational Facilities Authority, Wofford College, 4.50%, 4/1/30	750,000	727,050
Environmental Improvement Revenue, Georgetown County, International Paper (AMT), 5.55%, 12/1/29	650,000	682,591
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health
6.13%, 8/1/23	250,000	273,122
6.38%, 8/1/34	40,000	45,016
State Jobs Economic Development Authority, Hospital Facility, Palmetto Health (Prerefunded 8/1/13 @ 100), 6.38%, 8/1/34 (b)	335,000	377,883
State Public Service Authority, Santee Cooper (MBIA), 5.00%, 1/1/30	2,000,000	2,095,140
		4,200,802

South Dakota – 5.6%
Deadwood, Certificates of Participation (ACA), 5.00%, 11/1/20	1,000,000	1,025,510
Sioux Falls Health Facilities, Dow Rummel Village Project (Prerefunded 11/15/12 @ 100), 6.63%, 11/15/23	620,000	699,695
State Economic Development Finance Authority, Pooled Loan Program, Davis Family (AMT), 6.00%, 4/1/29	1,000,000	1,030,940
State Economic Development Finance Authority, Pooled Loan Program, McEleeg (AMT), 5.95%, 4/1/24	2,000,000	2,066,840
		4,822,985

Tennessee – 3.1%
Johnson City Health and Education Facilities, Mountain States Health, 7.50%, 7/1/33	1,000,000	1,149,920
Shelby County Health, Education and Housing Facilities, Methodist Healthcare (Prerefunded 9/1/12 @ 100), 6.50%, 9/1/21 (b)	650,000	729,814
Sullivan County Health, Education and Housing Facilities, Wellmont Health System Project (Prerefunded 9/1/12 @ 101), 6.25%, 9/1/32 (b)	750,000	830,355
		2,710,089

Texas – 16.8%
Abilene Health Facility Development Revenue, Sears Methodist Retirement,
5.88%, 11/15/18	1,150,000	1,172,839
6.00%, 11/15/29	500,000	511,665
Brazoria County Environmental Authority, Dow Chemical Project (AMT) 5.70%, 5/15/33	500,000	523,210
Brazos River Pollution Control Authority, Texas Utilities (AMT), 7.70%, 4/1/33	500,000	562,475
Brazos River Pollution Control Authority, TXU Energy (AMT), 6.75%, 10/1/38	715,000	773,787
Fort Bend Independent School District (PSF) (Escrowed to maturity), 5.00%, 2/15/14 (d)	1,000,000	1,063,090
Grand Prairie Independent School District (PSF), 5.85%, 2/15/26	40,000	42,756
Grand Prairie Independent School District (PSF) (Prerefunded 8/15/11 @ 100), 5.85%, 2/15/26 (b)	2,960,000	3,184,664
Housing Finance Development Community Central, Villa De San Antonio, 6.00%, 5/15/25	1,000,000	1,017,450
Houston Health Facilities Development Revenue, Retirement Facility, Buckingham Senior Living, 7.00%, 2/15/26	1,500,000	1,654,530
Sam Rayburn Municipal Power Agency (RAAI), 5.75%, 10/1/21	1,000,000	1,076,770
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, 6.00%, 11/15/26	600,000	642,888
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek New Project,
5.50%, 11/15/25	200,000	203,784
5.65%, 11/15/35	500,000	512,815
Tyler Health Facility, Mother Frances Hospital, 5.00%, 7/1/37	1,100,000	1,086,459
Tyler Health Facility, Mother Frances Hospital, (Prerefunded 7/1/13 @ 100), 5.75%, 7/1/27	500,000	545,125
		14,574,307

Washington – 1.1%
Skagit County Public Hospital District, 6.00%, 12/1/23	900,000	963,324

Wyoming – 1.2%
Sweetwater County Solid Waste Disposal Revenue – FMC Corporation Project (AMT), 5.60%, 12/1/35	1,000,000	1,054,940

Total Municipal Long-Term Securities (cost: $122,474,455)		127,868,409

Short-Term Investments – 0.7%
Affiliated Money Market Funds (e) – 0.7%
First American Tax Free Obligations Fund, Class Z	567,889	567,889
(cost: $567,889)

Total Investments in Securities (f) – 148.3% (cost: $123,042,344)		$128,436,298
Preferred Shares, at Liquidation Value – (50.2)%		(43,500,000)
Other Assets and Liabilities, Net – 1.9%		1,684,425
Total Net Assets – 100.0%		$86,620,723

Notes to Schedule of Investments:

(a)
Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Security valuations are performed once a week and at the end of each month.

As of May 31, 2007, the fund had no fair valued securities.

(b)
Prerefunded issues are backed by U.S. government obligations. Crossover refunded issues are backed by the credit of the refunding issuer. In both cases, the bonds mature at the date and price indicated.

(c)	For zero-coupon investments, the interest rate shown is the effective yield as of May 31, 2007.

(d)	Escrowed to maturity issues are typically backed by U.S. government obligations. If callable, these bonds may still be subject to call prior to maturity.

(e)	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for the fund.

(f)
On May 31, 2007, the cost of investments in securities for federal income tax purposes was $123,042,344.  There are currently no material differences between federal tax cost and book cost of investments. The aggregate gross unrealized appreciation and depreciation of investments in securities, based on this cost were as follows:

Gross unrealized appreciation	$5,756,193
Gross unrealized depreciation	(362,239)
Net unrealized appreciation	$5,393,954

ACA – American Capital Access
AMBAC – American Municipal Bond Assurance Company
AMT – Alternative Minimum Tax. As of May 31, 2007, the aggregate market value of securities subject to the AMT is $18,650,014 which represents 21.5% of net assets applicable to common shares.
CMI – California Mortgage Insurance Program
FGIC – Financial Guaranty Insurance Corporation
FHA – Federal Housing Authority
FMHA – Farmers Home Administration
FNMA – Federal National Mortgage Association
FSA – Financial Security Assurance
GNMA – Government National Mortgage Association
MBIA – Municipal Bond Insurance Association
MQSBLF – Michigan Qualified School Board Loan Fund Program
PSF – Permanent School Fund
RAAI – Radian Asset Assurance Inc.
VA – Veterans Administration

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  July 24, 2007

By:
/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  July 24, 2007